SHORT-TERM CONVERTIBLE NOTES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Warrants Estimated Fair Values Assumptions [Table Text Block]
Fair values were estimated using the following assumptions (annualized percentages):

	Nine months ended September 30,
	2013	2012
	Unaudited

Dividend yield	0%	0%
Expected volatility	86.09%	83.63%
Risk-free interest	0.18%	0.19%
Expected life	1.34 years	1.34 years
Forfeiture rate	0%	0%

Fair values were estimated using the following assumptions (annualized percentages):

	December 31,	April 4,
	2012	2012

Dividend yield	0%	0%
Expected volatility	79.61%	70.4%
Risk-free interest	0.16%	0.31%
Expected life	1.08 years	1.7 years
Forfeiture rate	0%	0%

Schedule of Short-term Debt [Table Text Block]	The composition of the short term convertible notes as of December 31, 2012 is as follows:
December 31,
2012
Unaudited

Principal	1,100
Discount	(202)

Short-term convertible notes	898